Share-based payments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plans expenses	R$ 11,482	R$ 12,063
Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member] [Default Label]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised		4 years
Stock Option Plan [Member] | Gol Linhas Aereas Inteligentes S.A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price one	R$ 17.03	R$ 24.94
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plans expenses	R$ 9,469	R$ 8,976
Share Based Compensation Vesting Tranche One [Member] | Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member] [Default Label]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share Based Compensation Vesting Tranche One [Member] | Stock Option Plan [Member] | Gol Linhas Aereas Inteligentes S.A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share Based Compensation Vesting Tranche Two [Member] | Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member] [Default Label]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	30.00%
Share Based Compensation Vesting Tranche Two [Member] | Stock Option Plan [Member] | Gol Linhas Aereas Inteligentes S.A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share Based Compensation Vesting Tranche Three [Member] | Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member] [Default Label]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share Based Compensation Vesting Tranche Three [Member] | Stock Option Plan [Member] | Gol Linhas Aereas Inteligentes S.A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	30.00%
Share Based Compensation Vesting Tranche Four [Member] | Stock Option Plan [Member] | Gol Linhas Aereas Inteligentes S.A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	30.00%